Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities	Accounts receivables and unbilled revenue are as follows:

	March 31, 2021	December 31, 2020
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$666,728	$722,420
Unbilled services (unbilled revenue)	416,352	428,684
Accounts receivable and unbilled revenue	1,083,080	1,151,104
Allowance for credit losses	(7,018)	(7,149)

Accounts receivable and unbilled revenue, net	$1,076,062	$1,143,955

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	March 31, 2021	December 31, 2020	$ Change	% Change

Unbilled services (unbilled revenue)	$416,352	$428,684	$(12,332)	(2.9)%
Unearned revenue (payments on account)	(610,477)	(660,883)	50,406	(7.6)%

Net balance	$(194,125)	$(232,199)	$38,074	(16.4)%